ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Contract with Customer Liability	$ 768,805	$ 1,072,300	$ 931,145
Gaming tax and license fee accruals	217,773	223,681
Staff cost accruals	169,622	147,049
Operating expense and other accruals and liabilities	117,338	123,223
Property and equipment payables	69,097	63,178
Interest expenses payable	49,298	14,754
Construction costs payables	28,583	27,445
Total Accrued Expenses and Other Current Liabilities	1,420,516	1,671,630
Outstanding Gaming Chips And Tokens [Member]
Contract with Customer Liability	473,330	638,702	464,613
Advance Customer Deposits And Ticket Sales [Member]
Contract with Customer Liability	255,884	386,869	423,603
Loyalty Program Liabilities [Member]
Contract with Customer Liability	$ 39,591	$ 46,729	$ 42,929